Financial Instruments - Schedule of Exponential Convention (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notional value [Member]
Swap of hedge
Hedge purpose (debt)	R$ 3,710	R$ 2,956
Long position
Short position	(3,710)	(2,956)
Net hedge position
Fair Value [Member]
Swap of hedge
Hedge purpose (debt)	4,082	3,230
Long position
Short position	(3,710)	(2,964)
Net hedge position	372	266
Fixed rate [Member] | Notional value [Member]
Long position
Long position total	27	106
Fixed rate [Member] | Fair Value [Member]
Long position
Long position total	29	110
USD + Fixed [Member] | Notional value [Member]
Long position
Long position total	731
USD + Fixed [Member] | Fair Value [Member]
Long position
Long position total	797
Hedge - CRI [Member] | Notional value [Member]
Long position
Long position total	2,952	2,850
Hedge - CRI [Member] | Fair Value [Member]
Long position
Long position total	R$ 3,256	R$ 3,120